Condensed Consolidated Balance Sheets - 10Q (Parenthetical) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Apr. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 31, 2015
Temporary equity, par value (in dollars per share)	$ 0.001				$ 0.001				$ 0.001
Common stock, par value (in dollars per share)	$ 0.001		$ 0.001		$ 0.001				$ 0.001
Total shares authorized (in shares)	120,000,000		120,000,000		30,000,000				30,000,000		30,000,000
Common stock, shares issued (in shares)	348,531				331,789				324,145
Common stock, shares outstanding (in shares)	348,531				331,789				324,145
Series A Preferred Stock
Temporary equity, par value (in dollars per share)	$ 0.001		$ 0.001
Temporary equity issued (in shares)	2,212,543				210,715
Temporary equity outstanding (in shares)	2,212,543	2,212,543		1,508,633	210,715	83,707	20,926	0	0	0
Temporary equity, liquidation preference	$ 15,858,181				$ 1,510,342
Series Seed Preferred Stock
Temporary equity, par value (in dollars per share)	$ 0.001		$ 0.001
Temporary equity issued (in shares)	2,624,324				2,624,324
Temporary equity outstanding (in shares)	2,624,324	2,624,324		2,624,324	2,624,324	2,624,324	2,624,324	0	0	0
Temporary equity, liquidation preference	$ 11,796,713				$ 11,796,713
Redeemable Common Stock
Temporary equity issued (in shares)	16,666				16,666				16,666
Temporary equity outstanding (in shares)	16,666	16,666		16,666	16,666	16,666	16,666	16,666	16,666	16,666